ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Future Amortization Expense
$
2017	966
2018	855
2019	764
2020	690
2021	629
2022	579
2023-2028	2,682

Leaders in Community Alternatives [Member]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Total consideration	$2,918
Acquired assets and liabilities
Capital acquired	435
Customer relations	424
Deferred tax liability	(170)
Goodwill	2,229

Safend Ltd [Member]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Total consideration	$0
Acquired assets and liabilities
Capital acquired	(145)
Customer relations	1,912
IP	346
Patents	1,508
Deferred tax asset	606
Deferred tax liability	(565)
Gain from bargain purchase	3,662

Alvarion Technologies Ltd. [Member]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Total consideration	$1,425

Acquired assets	2,705
Technology	739
Brand	290
Patents	3,775
Deferred tax asset	1,026
Deferred tax liability	(257)
Gain from bargain purchase	6,853